Document and Entity Information	Sep. 18, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 18, 2015
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Sep. 18, 2015
Document Effective Date	Sep. 18, 2015
Prospectus Date	Dec. 29, 2014
MFS® Global Leaders Fund | A
Prospectus:
Trading Symbol	GLOAX
MFS® Global Leaders Fund | B
Prospectus:
Trading Symbol	GLOBX
MFS® Global Leaders Fund | C
Prospectus:
Trading Symbol	GLOCX
MFS® Global Leaders Fund | I
Prospectus:
Trading Symbol	GLODX